Transactions with Related Parties - CEO & Members of BoD (Details) (Chairman and CEO)	Apr. 17, 2012
Chairman and CEO
Related Party Transaction [Line Items]
Number of common shares of Ocean Rig previously owned by Dryships purchased by companies affiliated with Chairman and Chief Executive Officer	2,185,000